MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Plant and equipment	5 years
Computer Equipment [Member]
Statement [Line Items]
Plant and equipment	3 years
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Plant and equipment	5 years
Mill Machinery And Processing Equipment [Member] | Bottom [Member]
Statement [Line Items]
Plant and equipment	5 years
Mill Machinery And Processing Equipment [Member] | Top Of Range [Member]
Statement [Line Items]
Plant and equipment	20 years
Buildings [Member] | Top Of Range [Member]
Statement [Line Items]
Plant and equipment	20 years
Buildings [Member] | Bottom Of Range [Member]
Statement [Line Items]
Plant and equipment	5 years